Income Taxes - Additional information (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes
U.S. federal net operating loss carryovers	$ 152,055	$ 0
Change in valuation allowance	$ 71,374	$ 172,282